Shareholders’ Equity (Details Narrative)				1 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Oct. 25, 2021 SGD ($)	Jan. 26, 2022 SGD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 SGD ($) shares		Dec. 31, 2022 $ / shares	Dec. 31, 2022 SGD ($) shares		Aug. 31, 2022 SGD ($)	Aug. 02, 2022 $ / shares shares	Jun. 30, 2022 SGD ($)	Mar. 10, 2022 $ / shares shares	Sep. 07, 2021 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized | shares					500,000,000		500,000,000			500,000,000					500,000,000
Common stock, par value | $ / shares					$ 0.001				$ 0.001				$ 0.001		$ 0.001
Common stock, shares issued | shares					11,250,000	[1]	11,250,000	[1]		11,250,000	[1]		11,250,000			500,000
Subsidiaries paid out further dividend | $			$ 1,300,000
Dividend payable	$ 4,304,783	$ 5,817,274
Stock issued during period, shares, new issues | shares				160,000
Paid in capital received					$ 1,986,064		$ 2,684,797			$ 2,684,797
Capital contribution | $												$ 1,200,000
Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share | $ / shares				$ 7.5
Paid in capital received | $														$ 712,880
Master Stride Subscribed [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period, shares, new issues | shares				82,000
Stock issued during period, subscribed ordinary shares, value | $				$ 615,000
Fame Hall Subscribed [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period, shares, new issues | shares				78,000
Stock issued during period, subscribed ordinary shares, value | $				$ 585,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022